Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 12, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2016